Condensed Balance Sheets (Parentheticals) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Preferred stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	3,545,529	3,545,529
Preferred stock, shares issued	3,237,800	3,237,800
Preferred stock, shares outstanding	3,237,800	3,237,800
Common stock par value (in Dollars per share)	$ 0.00001	$ 0.00001
Common stock, shares authorized	31,900,878	31,900,878
Common stock, shares issued	8,612,791	8,461,706
Common stock, shares outstanding	8,612,791	8,461,706
B. Riley Principal 150 Merger Corp.[Member]
Common stock subject to possible redemption, shares (in Dollars)	$ 172,500,000	$ 172,500,000
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares issued	17,770,000	17,770,000
Common stock subject to possible redemption, shares	17,250,000	17,250,000
Redemption value, per share (in Dollars per share)	$ 10	$ 10
Class A Common Stock | B. Riley Principal 150 Merger Corp.[Member]
Common stock subject to possible redemption, shares (in Dollars)		$ 17,250,000
Redemption value, per share (in Dollars per share)		$ 10
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	520,000	520,000
Common stock, shares outstanding	520,000	520,000
Class B Common Stock | B. Riley Principal 150 Merger Corp.[Member]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500